Financial instrument related costs and other (Tables)	9 Months Ended
May 31, 2022
Financial Instrument Related Costs And Other
Schedule of Financial Instrument Related Costs and Other
	Three months ended May 31, 2022	Three months ended May 31, 2021	Nine months ended May 31, 2022	Nine months ended May 31, 2021
Gain on derivative warrant liabilities	$1,345	$2,542	$1,408	$6,204
Transaction costs on derivative warrant liabilities	(11)	-	(293)	(655)
Change in fair value of convertible debentures	-	-	-	(904)
Withholding tax costs	-	(1)	-	(11)
Total financial instrument related costs and other	$1,334	$2,541	$1,115	$4,634